Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2013